CDC MPT+ FUNDS - US CORE EQUITY FUND
Schedule of Investments, October 31, 2001

------------------------------------------------------------------------------------------------
NAME OF ISSUER                                                                         MARKET
AND TITLE OF ISSUE                                                SHARES               VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK -- 88.2%

Aerospace -- 1.0%

     BOEING CO.                                                    1,700                $ 55,420
     United Technologies Corp.                                       800                  43,112
                                                                                       ---------
                                                                                          98,532
                                                                                       ---------
     AIRLINES -- 0.4%
     Southwest Airlines Co.                                        2,900                  46,110
                                                                                       ---------
     ALUMINUM -- 0.2%
     Alcoa, Inc.                                                     800                  25,816
                                                                                       ---------
     AUTOMOBILES & TRUCKS -- 1.1%
     Ford Motor Co.                                                3,900                  62,595
     TRW, Inc.                                                     1,500                  50,685
                                                                                       ---------
                                                                                         113,280
                                                                                       ---------
     BANKING -- 4.6%
     Bank of New York Co., Inc.                                    1,400                  47,614
     BB&T Corp.                                                    1,200                  38,520
     FleetBoston Financial Corp.                                   3,730                 122,568
     J.P. Morgan Chase & Co.                                       1,800                  63,648
     PNC Bank Corp.                                                1,000                  54,900
     U.S. Bancorp                                                  4,478                  79,619
     Wells Fargo & Co.                                             1,600                  63,200
                                                                                       ---------
                                                                                         470,069
                                                                                       ---------
     BEVERAGES -- 1.9%
     Coca-Cola Co.                                                 1,100                  52,668
     PepsiCo, Inc.                                                 3,000                 146,130
                                                                                       ---------
                                                                                         198,798
                                                                                       ---------
     BUSINESS EQUIPMENT & SERVICES -- 1.0%
     Automatic Data Processing, Inc.                               1,300                  67,158
     Pitney Bowes, Inc.                                            1,100                  40,326
                                                                                       ---------
                                                                                         107,484
                                                                                       ---------
     CHEMICALS -- 1.8%
     Dow Chemical Co.                                              1,500                  49,875
     Du Pont (E.I.) de Nemours & Co.                               2,100                  83,979
     Eastman Chemical Co.                                            700                  24,017
     FMC Corp. (a)                                                   500                  23,730
                                                                                       ---------
                                                                                         181,601
                                                                                       ---------
     COMMERCIAL SERVICES -- 0.2%
     Sabre Holdings Corp. (a)                                      1,000                  26,300
                                                                                       ---------
     COMPUTERS -- 5.2%
     3Com Corp.                                                    8,800                  36,432
     Cisco Systems, Inc. (a)                                       3,600                  60,912
     Dell Computer Corp. (a)                                       2,600                  62,348
     Hewlett-Packard Co.                                           2,600                  43,758
     International Business Machines Corp.                         2,400                 259,368
     Sun Microsystems, Inc. (a)                                    7,000                  71,050
                                                                                       ---------
                                                                                         533,868
                                                                                       ---------
     COMPUTER SOFTWARE -- 5.1%
     BEA Systems, Inc. (a)                                         3,000                  36,420
     EMC Corp.                                                     3,100                  38,192
     Microsoft Corp. (a)                                           5,900                 343,085
     Oracle Corp. (a)                                              1,700                  23,052
     PeopleSoft, Inc. (a)                                          1,400                  41,678
     Siebel Systems, Inc. (a)                                      3,000                  48,990
                                                                                       ---------
                                                                                         531,417
                                                                                       ---------
     DIVERSIFIED MANUFACTURING OPERATIONS -- 5.8%
     Corning, Inc.                                                 3,000                  24,180
     General Electric Co.                                          9,300                 338,613
     Honeywell International, Inc.                                 1,100                  32,505
     Parker Hannifin Corp.                                           800                  28,720
     Tyco International Ltd.                                       3,600                 176,904
                                                                                       ---------
                                                                                         600,922
                                                                                       ---------
     ELECTRONIC COMPONENTS -- 0.4%
     Sanmina Corp. (a)                                             2,600                  39,364
                                                                                       ---------
     ENVIRONMENTAL SERVICES -- 0.6%
     Waste Management, Inc.                                        2,600                  63,700
                                                                                       ---------
     FINANCIAL SERVICES -- 8.8%
     Capital One Financial Corp.                                   1,700                  70,227
     Citigroup, Inc.                                               7,160                 325,923
     Federal Home Loan Mortgage Corp.                              1,100                  74,602
     Federal National Mortgage Association                         2,100                 170,016
     Goldman Sachs Group, Inc.                                     1,000                  78,160
     Lehman Brothers Holdings, Inc.                                  900                  56,214
     Wachovia Corp.                                                1,000                  28,600
     Washington Mutual, Inc.                                       3,450                 104,156
                                                                                       ---------
                                                                                         907,898
                                                                                       ---------
     FOOD -- 1.4%
     General Mills, Inc.                                             800                  36,736
     H.J. Heinz Co.                                                1,400                  59,416
     Sara Lee Corp.                                                2,100                  46,809
                                                                                       ---------
                                                                                         142,961
                                                                                       ---------
     HEALTH CARE MANAGEMENT -- 0.8%
     Wellpoint Health Networks, Inc. -- Class A(a)                   700                  78,113
                                                                                       ---------
     HOME BUILDING & PRODUCTS -- 0.9%
     The Stanley Works                                             1,300                  49,816
     Weyerhaeuser Co.                                                800                  39,928
                                                                                       ---------
                                                                                          89,744
                                                                                       ---------
     HOUSEHOLD & PERSONAL CARE -- 3.4%
     Colgate-Palmolive Co.                                         1,700                  97,784
     Kimberly-Clark Corp.                                          1,400                  77,714
     The Estee Lauder Cos., Inc. -- Class A                          500                  16,125
     The Procter & Gamble Co.                                      2,100                 154,938
                                                                                       ---------
                                                                                         346,561
                                                                                       ---------
     INSURANCE -- 3.4%
     American International Group, Inc.                            3,650                 286,890
     MGIC Investment Corp.                                           600                  31,044
     UnumProvident Corp.                                           1,400                  31,402
                                                                                       ---------
                                                                                         349,336
                                                                                       ---------
     MEDICAL PRODUCTS & SUPPLIES -- 2.8%
     Baxter International, Inc.                                      400                  19,348

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------
NAME OF ISSUER                                                                         MARKET
AND TITLE OF ISSUE                                                SHARES               VALUE
------------------------------------------------------------------------------------------------
Medical Products & Supplies cont.

     Biomet, Inc.                                                  1,600                  48,800
     Johnson & Johnson                                             3,600                 208,476
     Zimmer Holdings, Inc. (a)                                       510                  15,764
                                                                                        --------
                                                                                         292,388
                                                                                        --------
     MULTIMEDIA -- 2.2%
     AOL Time Warner, Inc. (a)                                     4,950                 154,490
     Viacom, Inc. -- Class B(a)                                    1,900                  69,369
                                                                                        --------
                                                                                         223,859
                                                                                        --------
     OIL & GAS -- 5.7%
     Anadarko Petroleum Corp.                                      1,000                  57,050
     ChevronTexaco Corp.                                             385                  34,092
     El Paso Corp.                                                 1,200                  58,872
     Enron Corp.                                                     700                   9,730
     Exxon Mobil Corp.                                             7,052                 278,201
     Noble Drilling Corp. (a)                                        700                  21,385
     Phillips Petroleum Co.                                          800                  43,528
     Transocean Sedco Forex, Inc.                                  1,400                  42,210
     Williams Cos., Inc.                                           1,400                  40,418
                                                                                        --------
                                                                                         585,486
                                                                                        --------
     PAPER & RELATED PRODUCTS -- 0.5%
     Pactiv Corp. (a)                                              3,300                  53,460
                                                                                        --------
     PHARMACEUTICALS -- 9.2%
     Abbott Laboratories                                             600                  31,788
     American Home Products Corp.                                  1,400                  78,162
     Amgen, Inc. (a)                                                 500                  28,410
     Bristol-Myers Squibb Co.                                      2,900                 155,005
     Merck & Co., Inc.                                             3,600                 229,716
     Pfizer, Inc.                                                  4,975                 208,452
     Pharmacia Corp.                                               2,600                 105,352
     Schering-Plough Corp.                                         2,400                  89,232
     Watson Pharmaceuticals, Inc. (a)                                600                  28,608
                                                                                        --------
                                                                                         954,725
                                                                                        --------
     RESTAURANTS -- 0.4%
     Wendy's International, Inc.                                   1,700                  44,710
                                                                                        --------
     RETAIL -- 7.2%
     AutoZone, Inc. (a)                                            1,200                  70,236
     Bed Bath & Beyond, Inc. (a)                                   1,800                  45,108
     BJ's Wholesale Club, Inc. (a)                                   900                  45,693
     Costco Wholesale Corp. (a)                                    1,000                  37,830
     CVS Corp.                                                     1,400                  33,460
     Federated Department Stores, Inc. (a)                         1,500                  47,985
     Kohl's Corp. (a)                                              1,000                  55,610
     Liz Claiborne, Inc.                                             700                  31,850
     Reebok International Ltd. (a)                                 1,600                  33,216
     Safeway, Inc. (a)                                             1,300                  54,145
     Sears, Roebuck & Co.                                          1,400                  54,278
     Wal-Mart Stores, Inc.                                         3,100                 159,340
     Walgreen Co.                                                  2,400                  77,712
                                                                                        --------
                                                                                         746,463
                                                                                        --------
     SEMICONDUCTORS -- 2.0%
     Intel Corp.                                                   7,060                 172,405
     Novellus Systems, Inc. (a)                                      900                  29,727
                                                                                        --------
                                                                                         202,132
                                                                                        --------
     TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 7.5%
     AT & T Corp.                                                  3,740                  57,035
     BellSouth Corp.                                               1,600                  59,200
     Comcast Corp. -- Class A(a)                                   2,500                  89,600
     Lucent Technologies, Inc.                                     5,359                  35,905
     Nokia Oyj, (ADR) (Finland)                                    2,900                  59,479
     QUALCOMM, Inc. (a)                                            1,600                  78,592
     Qwest Communications International, Inc.                      1,700                  22,015
     SBC Communications, Inc.                                      2,116                  80,641
     Sprint Corp., (FON Group)                                     2,200                  44,000
     Sprint Corp. (a)                                              1,500                  33,450
     Tellabs, Inc. (a)                                             1,400                  19,110
     Verizon Communications                                        2,430                 121,038
     WorldCom, Inc.                                                5,400                  72,630
                                                                                        --------
                                                                                         772,695
                                                                                        --------
     TOBACCO -- 0.9%
     Philip Morris Co.                                             1,900                  88,920
                                                                                        --------
     TRANSPORTATION -- 0.2%
     United Parcel Service, Inc. -- Class B                          500                  25,500
                                                                                        --------
     UTILITIES - ELECTRIC -- 1.6%
     Allegheny Energy, Inc.                                        1,400                  51,170
     Calpine Corp. (a)                                             1,200                  29,700
     Dominion Resources, Inc.                                        800                  48,896
     PPL Corp.                                                     1,000                  34,150
                                                                                        --------
                                                                                         163,916
                                                                                        --------
------------------------------------------------------------------------------------------------
     TOTAL COMMON STOCK -- (Cost $9,445,709)                                           9,106,128
------------------------------------------------------------------------------------------------

                                                               PRINCIPAL
------------------------------------------------------------------------------------------------
     TIME DEPOSIT -- 11.1%
------------------------------------------------------------------------------------------------
     TIME DEPOSIT -- 11.1%
     State Street Cayman Islands, 2.625% due 11/01/2001        1,144,022               1,144,022
                                                                                       ---------
------------------------------------------------------------------------------------------------
     TOTAL TIME DEPOSIT -- (Cost $1,144,022)                                           1,144,022
------------------------------------------------------------------------------------------------
     TOTAL INVESTMENTS --
     (Cost  $10,589,731)* -- 99.3%                                                    10,250,150
------------------------------------------------------------------------------------------------
     OTHER ASSETS LESS LIABILITIES -- 0.7%                                                68,189
------------------------------------------------------------------------------------------------
     NET ASSETS -- 100.0%                                                            $10,318,339
================================================================================================

The accompanying notes are an integral part of these financial statements.

CDC MPT+ FUNDS - U.S. CORE EQUITY

(a)  Non-income producing security

ADR  American Depository Receipt

* Aggregate cost for Federal tax purposes is $10,859,619. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $727,998 and $1,337,467, respectively, resulting in net unrealized depreciation of $609,469.

SCHEDULE OF OPEN FUTURES CONTRACTS AT OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------
                                                             TOTAL        TOTAL
  NUMBER OF                                                 CONTRACT     CONTRACT     UNREALIZED
  CONTRACTS    CONTRACT DESCRIPTION                           COST        VALUE      APPRECIATION
--------------------------------------------------------------------------------------------------
       4       S&P 500 Index Future December 2001   Long   $1,040,000   $ 1,060,700   $   20,700

CDC MPT+ FUND
Statement of Assets and Liabilities
October 31, 2001

                                                                                    U.S. CORE
                                                                                   EQUITY FUND
----------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at market value                                       $ 10,250,150
Cash                                                                                   69,500
Receivable for investments sold                                                        61,320
Futures variation margin                                                                1,500
Dividends and interest receivable                                                       8,231
Prepaid expenses                                                                        1,458
Reimbursement due from Adviser                                                         79,424
----------------------------------------------------------------------------------------------
     Total Assets                                                                  10,471,583
----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                                      51,097
Advisory fee                                                                           17,373
Trustees fees                                                                           1,000
Administration fee                                                                      9,190
Transfer agent fee                                                                      1,770
Custodian fees                                                                         21,913
Other accrued expenses                                                                 50,901
----------------------------------------------------------------------------------------------
     Total Liabilities                                                                153,244
----------------------------------------------------------------------------------------------
Net Assets                                                                       $ 10,318,339
==============================================================================================
NET ASSETS CONSIST OF:
Paid in capital                                                                  $ 14,929,489
Undistributed net investment loss                                                           0
Accumulated net realized loss on investments and futures contracts                 (4,292,269)
Net unrealized depreciation on investments and futures contracts                     (318,881)
----------------------------------------------------------------------------------------------
     Net Assets                                                                  $ 10,318,339
==============================================================================================
INSTITUTIONAL SHARES:
Shares of beneficial interest outstanding, no par value (Unlimited Authorized)      1,287,170
==============================================================================================
Net asset value, offering and redemption price per share*                        $       8.02
==============================================================================================
Investments, at cost                                                             $ 10,589,731
==============================================================================================

*Shares held less than 90 days are subject to a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

CDC MPT+ FUND
Statement of Operations
For the year ended October 31, 2001

----------------------------------------------------------------------------------------------
                                                                                    U.S. CORE
                                                                                   EQUITY FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends (net of foreign taxes withheld of $242)                            $   319,172
     Interest                                                                          54,358
                                                                                  ------------
          Total investment income                                                     373,530
                                                                                  ------------
EXPENSES:
     Investment advisory                                                              410,942
     Administrative                                                                    93,783
     Audit                                                                             24,335
     Custodian                                                                        136,920
     Legal                                                                             10,140
     Transfer agent                                                                    42,972
     Registration                                                                      16,653
     Trustees                                                                          33,911
     Printing                                                                          17,288
     Miscellaneous                                                                      3,865
                                                                                  ------------

          Total expenses                                                              790,809
          Less expenses reimbursed by the investment adviser                         (286,316)
                                                                                  ------------

          Net expenses                                                                504,493

----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                  (130,963)
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
     Net realized loss on investments                                              (3,818,626)
     Net realized loss on futures contracts                                          (463,054)
     Net change in unrealized depreciation on investments and futures contracts    (2,779,211)
                                                                                  ------------
     Net realized and unrealized loss on investments and futures contracts         (7,060,891)
----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $(7,191,854)
==============================================================================================

The accompanying notes are an integral part of these financial statements

CDC MPT + FUND
Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------
                                                                                    U.S. CORE EQUITY
                                                                           -----------------------------------
                                                                              YEAR ENDED        YEAR ENDED
                                                                           OCTOBER 31, 2001   OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss                                                       $   (130,963)   $   (349,439)
  Net realized (loss)/gain on investments and futures contracts               (4,281,680)        540,805
  Net change in unrealized (depreciation)/appreciation on investments and
    futures contracts                                                         (2,779,211)      2,225,621
                                                                           ---------------- ------------------
    Net (decrease)/increase in net assets from operations                     (7,191,854)      2,416,987
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments                                               (81,273)         (3,065)
  Return of capital                                                              (19,013)              0
--------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
  Proceeds of shares sold                                                      1,045,326       4,537,864
  Shares issued to shareholders in reinvestment of distributions                  95,299           3,064
  Cost of redemptions                                                        (19,320,249)       (484,837)
                                                                           ---------------- ------------------
    Net (decrease)/increase in net assets from Fund share transactions       (18,179,624)      4,056,091
--------------------------------------------------------------------------------------------------------------
Net (decrease)/increase in net assets                                        (25,471,764)      6,470,013
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of year                                                           35,790,103      29,320,090
                                                                           ---------------- ------------------
  End of year                                                               $ 10,318,339    $ 35,790,103
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

                                                                   CDC MPT+ FUND
                                                            Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                  U.S. CORE EQUITY -
                                                                                                 INSTITUTIONAL SHARES
                                                                                   ------------------------------------------

                                                                                        YEAR         YEAR          PERIOD
                                                                                       ENDED         ENDED          ENDED
                                                                                      10/31/01.     10/31/00.    10/31/99 (a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $    10.74     $    10.01     $    10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                                  (0.10)         (0.10)         (0.03)
   Net realized and unrealized gain on investments and futures contracts                (2.59)          0.83           0.04
                                                                                   -------------  -------------  ------------
      Total from investment operations                                                  (2.69)          0.73           0.01
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Distributions from net realized                                                      (0.02)          0.00*          0.00
   Distributions from return of capital                                                 (0.01)          0.00           0.00
                                                                                   -------------  -------------  ------------
      Total distributions                                                               (0.03)          0.00           0.00
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                     $     8.02     $    10.74     $    10.01
=============================================================================================================================
TOTAL RETURN (b)                                                                       (25.10)%         7.30%          0.10%
=============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)                                            $   10,318     $   35,790     $   29,320
   Ratio of operating expenses to average net assets                                     1.89%          2.19%          2.07% (c)
   Ratio of net investment loss to average net assets                                   (0.49)%        (0.97)%        (0.93)%(c)
   Ratio of operating expenses to average net assets without expenses reimbursed
     by investment adviser                                                               2.96%          2.86%          3.22% (c)
   Portfolio turnover                                                                     119%            89%            42%
=============================================================================================================================

*   Amount is less than $.01.

(a) The Fund commenced investment operations on July 1, 1999.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

The accompanying notes are an integral part of these financial statements.

CDC MPT+ FUNDS - U.S. CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE A-ORGANIZATION

CDC MPT+ Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust consists of three funds, each having distinct investment objectives and policies: U.S. Core Equity Fund (diversified portfolio), Aggressive Equity Fund (non-diversified portfolio), and Global Independence Fund (non-diversified portfolio), (individually, the "Fund", and collectively, the "Funds").

The Trust was organized as a Delaware business trust on October 13, 1998. Prior to April 20, 1999, the Trust had no activity other than its organization. On April 20, 1999, the U.S. Core Equity Fund issued 3,334 Institutional shares, Aggressive Equity Fund and Global Independence Fund each issued 3,333 Institutional shares at net asset value (the "Initial Shares") to CDC Investment Management Corporation (the "Adviser"). Investment operations for each Fund commenced July 1, 1999. The Aggressive Equity Fund and the Global Independence Fund were dissolved as of April 26, 2001.

The U.S. Core Equity Fund was terminated effective November 30, 2001, and substantially all assets were distributed. Remaining assets consist solely of cash in the amount of $14,329 that will be used to pay expenses incurred in liquidation. Any assets remaining subsequent to the payment of these expenses will be distributed to the Fund's former shareholders.


NOTE B-SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE TRUST IN THE PREPARATION OF ITS FINANCIAL STATEMENTS.

SECURITY VALUATION- Securities listed on a U.S. securities exchange (including securities traded through NASDAQ National Market System) or foreign securities exchange or traded in an over-the-counter market are valued at the most recent sales price at the time the valuation is made, or in the absence of sales, at the mean between the bid and asked quotations. Options are generally valued at the last sale price or, in the absence of a last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. Short-term obligations and other debt obligations, with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, options and futures contracts for which market quotations are not available and certain other assets of the Fund will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Trustees. Currently, no such securities are valued by the Trustees.

REPURCHASE AGREEMENTS- The Fund may agree to purchase securities from a bank or a recognized securities dealer as approved by the Board of Trustees and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION- The Fund maintains its books and records in U.S. dollars. The value of securities, currencies, or other assets and liabilities denominated in currencies other than the U.S. dollar is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

DERIVATIVE FINANCIAL INSTRUMENTS- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS- The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date. At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

FUTURES CONTRACTS- The Fund may engage in a number of strategies involving futures. The Fund may enter into foreign currency, interest rate and stock index futures contracts traded on exchanges designated by the Commodity Futures Trading Commission or consistent with CFTC regulations on foreign exchanges. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the contract is made. No consideration is paid or received by the Fund upon entering into a futures contract. Instead, the Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund will also incur brokerage costs in connection with entering into futures transactions.

At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although The Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such an event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance. See the Schedule of Investments for open futures contracts at October 31, 2001.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES- Securities transactions are recorded on the financial statements based on trade date. Gains and losses on sales of investments are determined on the identified cost basis for both financial statement and Federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES- The Fund is a separate entity for Federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains. Accordingly, no provision for Federal income tax or excise tax has been made.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS- The Fund will pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

REDEMPTION OF FUND SHARES- The Fund will deduct a redemption fee equal to 1.00% of the net asset value of the shares from the redemption amount if a shareholder sells shares after holding them less than 90 days. This fee is paid to the Fund, and is designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. For the period ended October 31, 2001, there were no redemption fees collected.

ORGANIZATION EXPENSES- The Adviser has borne all costs associated with the organization of the Trust.

USE OF ESTIMATES- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE C-INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Management Agreement with the Adviser, under which the Adviser manages the investments of the Fund. The management fee paid to the Adviser for providing advisory services to the Fund consists of a basic fee and a performance adjustment calculated by comparing the Fund's performance to a target. The basic fee is 1.00% of the Fund's average daily net assets. This basic management fee may be adjusted upward or downward by applying the performance adjustment. The performance adjustment is calculated monthly by comparing the Fund's investment performance to the S&P 500 Index. The difference between the Fund's performance compared to the performance of the S&P 500 Index for the Fund's is multiplied by an performance adjustment factor rate of 25%. The annualized performance adjustment is limited to no greater than 1.00% and no less than (1.00%). The Fund's performance is calculated based on its net asset value per share after expenses but before the management fee. For the first year of operations, the performance adjustment was based on inception to date performance, afterward, on a rolling twelve-month basis.

The Adviser has agreed, through March 31, 2002, to reimburse expenses to the Fund if necessary so that the Fund's "Other Expenses" (all expenses with the exception of interest, taxes, brokerage, extraordinary expenses including litigation expenses and management fees), do not exceed 0.35% of The Fund's average net assets.

The Trust pays Trustees who are not "affiliated persons" (as defined in the 1940
Act) of CDC Investment Management Corporation, the administrator or distributor an annual fee of $10,000 and $3,000 for each meeting attended by the Trustee for services as Trustee, and each such Trustee is reimbursed for expenses incurred with the Trustee's attendance at meetings.

As of October 31, 2001, CDC Investment Management Corporation and its affiliates held 99% of Fund's outstanding shares.

NOTE D-PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund for the period ended October 31, 2001 were as follows:

                                 COST OF PURCHASES    PROCEEDS FROM SALES
                                 -----------------    -------------------
                                 $29,263,749          $47,006,925

NOTE E-CAPITAL STOCK TRANSACTIONS- The tables below summarizes the transactions in Fund shares for the periods indicated.

                                                           YEAR ENDED              YEAR ENDED
                                                           10/31/2001              10/31/2000
                                                           ----------              -----------
                                                             SHARES                 SHARES
                                                           ----------              -----------
     Issued from the sale of shares                           116,926                  450,970
     Issued from the reinvestment of distributions              9,646                      290
     Redeemed                                              (2,172,382)                 (47,242)
                                                           ----------              -----------
     Net Change                                            (2,045,810)                 404,018
                                                           ----------              -----------

NOTE F - RECLASSIFICATION OF CAPITAL ACCOUNTS

During the year ended October 31, 2001, the fund reclassified amounts to reflect a decrease in undistributed net investment loss of $ 130,963, a decrease in accumulated net realized loss on investments of $ 19,014, and a decrease in paid-in capital of $ 149,977. These represent the adjustments necessary to report balances on a tax basis as of October 31, 2001. In addition, of the distributions made during the year ended October 31, 2001, $ 19,013 was considered a tax return of capital.

As of October 31, 2001 the Fund had a capital loss carryforward of $ 4,001,681 for Federal income tax purposes, which may be utilized to offset future capital gains, until the earlier of it's utilization or expiration on October 31, 2009.

REPORT OF INDEPENDENT AUDITORS



To the Board of Trustees and Shareholders,
CDC MPT+ Funds

         We have audited the accompanying statements of assets and liabilities, including the schedules of investments of CDC MPT+ Funds (the "Trust") (comprising the U.S. Core Equity Fund) as of October 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from July 1, 1999 (commencement of investment operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of October 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

November 23, 2001
Boston, MA